ABERDEEN FUNDS

Aberdeen Select Equity Fund Aberdeen Select Small Cap Fund Aberdeen Small Cap Fund Aberdeen Small Cap Value Fund Aberdeen Health Sciences Fund Aberdeen Technology and Communications Fund

Supplement to the Aberdeen Funds Equity Series Prospectus dated June 23, 2008

The following replaces the information under the title “Aberdeen Select Equity Fund” located in Section 3-Fund Management:

Shahreza Yusof, Paul Atkinson, Stuart Quint, Jason Kotik, and Ralph Bassett are the portfolio managers of the Aberdeen Select Equity Fund, having managed it since September 2008.

Shahreza Yusof is Head of U.S. Equities for Aberdeen Asset Management Inc. Mr. Yusof joined Aberdeen in 1994 as part of the Aberdeen Asia equities team and later became investment director for Japan. Mr. Yusof then moved to Aberdeen’s Emerging Markets division in London. He has been based with Aberdeen’s U.S. operations since 2006. Upon the expansion of the U.S. equity team in 2007, he was appointed to his current role.

Paul Atkinson is a Senior Investment Manager with Aberdeen Asset Management Inc. Mr. Atkinson joined Aberdeen in 1998 from UBS Ltd. where he was a director in its equity derivatives business. Previously, he worked for Prudential-Bache Ltd in a similar role.

Stuart Quint is an Investment Manager with Aberdeen Asset Management Inc. Mr. Quint joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2003 he was a Senior Equity Analyst. Previously, Mr. Quint managed investments in North America and Emerging Markets for a joint venture between Friends Ivory Sime and LF Wasa, a Swedish insurance company. Prior to that, he worked in Emerging Markets investments at Montgomery Asset Management.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.

The following replaces the information under the title “Aberdeen Select Small Cap Fund-Small Cap Value Sleeve” located in Section 3-Fund Management:

Shahreza Yusof, Paul Atkinson, Stuart Quint, Jason Kotik, Michael J. Manzo, CFA®, and Ralph Bassett are the portfolio managers of the Aberdeen Select Small Cap Fund-Small Cap Value Sleeve, having managed it since September 2008.

Shahreza Yusof is Head of U.S. Equities for Aberdeen Asset Management Inc. Mr. Yusof joined Aberdeen in 1994 as part of the Aberdeen Asia equities team and later became investment director for Japan. Mr. Yusof then moved to Aberdeen’s Emerging Markets division in London. He has been based with Aberdeen’s U.S. operations since 2006. Upon the expansion of the U.S. equity team in 2007, he was appointed to his current role.

Paul Atkinson is a Senior Investment Manager with Aberdeen Asset Management Inc. Mr. Atkinson joined Aberdeen in 1998 from UBS Ltd. where he was a director in its equity derivatives business. Previously, he worked for Prudential-Bache Ltd in a similar role.

Stuart Quint is an Investment Manager with Aberdeen Asset Management Inc. Mr. Quint joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2003 he was a Senior Equity Analyst. Previously, Mr. Quint managed investments in North America and Emerging Markets for a joint venture between Friends Ivory Sime and LF Wasa, a Swedish insurance company. Prior to that, he worked in Emerging Markets investments at Montgomery Asset Management.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.

Michael J. Manzo is an Investment Manager with Aberdeen Asset Management Inc. He joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2005 he provided fundamental research coverage to the value team. Previously, Mr. Manzo was an analyst covering the machinery multi-industry/electrical equipment sectors at JP Morgan Chase and Company. Prior to that, he was an equity analyst intern at Lepercq, DeNeuflize & Company.

The following replaces the information under the title “Aberdeen Small Cap Fund” located in Section 3-Fund Management:

Charles Purcell, CFA®, William Gerlach, CFA® and Michael J. Manzo, CFA® are the portfolio managers of the Aberdeen Small Cap Fund. Mr. Purcell and Mr. Gerlach have managed the Fund since December 2003 and Mr. Manzo has managed the Fund since September 2008.

Charles Purcell is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was Senior Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since December 2003.

William Gerlach is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager with Nationwide Fund Advisors since December 2003.

Michael J. Manzo is an investment manager with Aberdeen Asset Management Inc. He joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2005 he provided fundamental research coverage to the value team. Previously, Mr. Manzo was an analyst covering the machinery multi-industry/electrical equipment sectors at JP Morgan Chase and Company. Prior to that, he was an equity analyst intern at Lepercq, DeNeuflize & Company.

The following replaces the information under the title “Aberdeen Small Cap Value Fund” located in Section 3-Fund Management:

Charles Purcell, CFA®, William Gerlach, CFA® and Michael J. Manzo, CFA® are the portfolio managers of the Aberdeen Small Cap Value Fund. Mr. Purcell and Mr. Gerlach have managed the Fund since December 2003 and Mr. Manzo has managed the Fund since September 2008.

Charles Purcell is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was Senior Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since December 2003.

William Gerlach is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager with Nationwide Fund Advisors since December 2003.

Michael J. Manzo is an Investment Manager with Aberdeen Asset Management Inc. He joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2005 he provided fundamental research coverage to the value team. Previously, Mr. Manzo was an analyst covering the machinery multi-industry/electrical equipment sectors at JP Morgan Chase and Company. Prior to that, he was an equity analyst intern at Lepercq, DeNeuflize & Company.

The following replaces the information under the title “Aberdeen Health Sciences Fund” located in Section 3-Fund Management:

Douglas Burtnick, CFA®, Jean Rhee, and Rob Sellar are the portfolio managers of the Aberdeen Health Sciences Fund. Mr. Burtnick has managed the Fund since May 2006 and Ms. Rhee and Mr. Sellar have managed the portfolio since September 2008.

Douglas Burtnick is an Investment Manager with Aberdeen Asset Management Inc. and prior to joining Aberdeen in October 2007, he was a Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since May 2002.

Jean Rhee is an Investment Manager with Aberdeen Asset Management Inc. Ms. Rhee joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2001 she provided fundamental research coverage for the health care sector. Previously, Ms. Rhee was a Senior Biotech Analyst at Paramount Capital. Prior to that, she was an analyst at Spears Benzak Solomon and Farrell.

Rob Sellar is a Senior Investment Manager with Aberdeen Asset Management Inc. Mr. Sellar joined Aberdeen in 2000 from the British Steel Pension Fund where he worked in European equities focusing on large-cap stocks. Previously, he worked for BZW in Pan-European sales to UK Institutions. Prior to that, he worked for UBS Securities in UK/European sales.

The following replaces the information under the title “Aberdeen Technology and Communications Fund” located in Section 3-Fund Management:

Robert V. Tango, Ralph Bassett, and Robert Mattson are the portfolio managers of the Aberdeen Technology and Communications Fund. Mr. Tango has managed the portfolio since November 2006 and Mr. Bassett and Mr. Mattson have managed the portfolio since September 2008.

Robert V. Tango is an Investment Manager with Aberdeen Asset Management Inc. and prior to joining Aberdeen in October 2007, he was an equity analyst with Nationwide Fund Advisors, the Fund’s previous advisor, since May 2006. Prior to Nationwide, Mr. Tango was with SIDUS Investment Management, a New York based hedge fund where he provided research coverage for the technology sector and recommended for investment ideas for the portfolio (November 2005 to May 2006). Mr. Tango has also worked at Lazard Capital Markets, LLC (May 2004 to October 2005) and William Blair & Company, LLC (July 2000 to May 2004) where he was responsible for fundamental research coverage of the technology hardware sector – including telecom equipment, enterprise hardware, broadband equipment, communications software, semi-conductors and semi-cap consumables.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.

Robert Mattson is an Investment Manager with Aberdeen Asset Management Inc. Before joining Aberdeen in 2007, he was an Equity Analyst with Nationwide Fund Advisors, the Fund’s previous advisor. Previously, Mr. Mattson worked for Janney Montgomery Scott, where he was a senior equity analyst covering the software space. Prior to that, he worked for the World Bank, where he was responsible for developing economic and behavioral models along with submitting primary research results to internal and external publications.

The statement of additional information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Additional copies of the Prospectus and Statement of Additional Information may be obtained by calling Aberdeen Funds Shareholder Services at 866-667-9231.

THIS SUPPLEMENT IS DATED SEPTEMBER 16, 2008

Please keep this supplement for future reference